Financial assets at fair value through other comprehensive income and Financial Investments (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		£ 44,994	£ 0	[1]
Financial investments		0	58,963	[1]
Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		44,994
Financial investments	[2]		58,963
Debt securities and other eligible bills [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		44,315	0
Equity securities [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		11	0
Available for sale investments [member] | Debt securities and other eligible bills [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial investments			52,020
Available for sale investments [member] | Equity securities [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial investments			1,834
Held to maturity debt securities [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial investments			5,109
Loans and advances [member] | Barclays Bank Group [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income		£ 668	£ 0

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.